Consolidated schedule of investments
Macquarie Asset Strategy Fund
December 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.25%
Fannie Mae REMICs
Series 2015-18 NS 1.437% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	3,214,477	$ 303,429
Series 2015-37 SB 0.937% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	6,574,813	476,954
Series 2016-48 US 1.417% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	7,180,477	431,278
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,733,143	356,875
Series 2019-13 IP 5.00% 3/25/49 Σ, =	2,124,943	453,413
Series 4740 SB 1.438% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	3,218,405	323,818

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	13,862,300	2,018,966
Total Agency Collateralized Mortgage Obligations (cost $6,500,456)		4,364,733

Agency Mortgage-Backed Securities — 6.31%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,278,589	1,135,754
2.50% 8/1/36	858,934	781,801
3.00% 11/1/33	294,310	280,559
Fannie Mae S.F. 30 yr
2.00% 6/1/50	93,678	73,657
2.00% 3/1/51	3,535,573	2,773,315
2.00% 9/1/51	1,272,020	993,477
2.50% 11/1/51	93,397	76,810
2.50% 2/1/52	4,524,830	3,707,149
2.50% 4/1/52	112,889	92,686
3.00% 4/1/47	1,694,642	1,466,104
3.00% 12/1/51	1,928,534	1,660,532
3.00% 2/1/52	231,671	198,147
3.00% 6/1/52	115,228	98,630
3.50% 1/1/48	319,307	287,648
3.50% 7/1/50	500,706	451,062
3.50% 6/1/52	3,064,580	2,714,859
3.50% 9/1/52	4,004,148	3,585,447
4.00% 9/1/52	686,545	628,875
4.50% 1/1/50	823,798	796,542
4.50% 10/1/52	2,783,708	2,623,613
5.00% 2/1/53	837,326	810,533
5.00% 8/1/53	292,760	282,728
5.50% 8/1/52	1,833,461	1,820,021
6.00% 5/1/53	490,432	495,537
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 6/1/53	1,469,913	$ 1,479,850
6.00% 7/1/53	454,350	463,564
6.00% 9/1/53	932,639	937,621
Fannie Mae S.F. 30 yr TBA
2.00% 1/1/55	4,409,000	3,429,720
2.50% 1/1/55	4,698,000	3,825,934
3.00% 1/1/55	4,297,000	3,649,093
3.50% 1/1/55	3,843,000	3,398,814
4.00% 1/1/55	2,153,000	1,968,657
4.50% 1/1/55	4,038,000	3,797,627
5.00% 1/1/55	3,163,000	3,052,531
5.50% 1/1/55	7,641,000	7,539,745
6.00% 1/1/55	4,947,000	4,969,803
Freddie Mac S.F. 20 yr
2.00% 8/1/42	2,654,225	2,211,154
2.50% 2/1/42	957,877	816,918
2.50% 3/1/42	876,369	745,714
3.00% 3/1/37	707,931	649,703
Freddie Mac S.F. 30 yr
2.00% 2/1/52	693,850	541,389
2.00% 3/1/52	1,630,918	1,273,014
2.50% 11/1/50	54,827	45,422
2.50% 1/1/52	4,393,231	3,630,410
2.50% 5/1/52	198,307	161,849
3.00% 12/1/46	1,694,734	1,466,859
3.50% 4/1/52	2,104,238	1,868,283
4.00% 9/1/49	538,579	500,248
4.00% 8/1/52	2,299,105	2,112,509
4.00% 9/1/52	2,098,387	1,925,450
4.50% 9/1/52	2,762,793	2,612,850
4.50% 10/1/52	2,719,302	2,562,910
4.50% 11/1/52	1,452,956	1,368,556
5.00% 7/1/52	736,975	721,132
5.00% 9/1/52	2,288,596	2,234,086
5.00% 11/1/52	607,549	588,203
5.00% 6/1/53	1,462,452	1,414,315
5.50% 9/1/52	442,612	441,936
5.50% 2/1/53	2,988,263	2,964,360
5.50% 6/1/53	215,364	212,778
5.50% 9/1/53	4,463,125	4,424,854
GNMA II S.F. 30 yr
3.00% 12/20/51	571,106	495,831
3.00% 1/20/52	2,173,895	1,886,939
5.00% 9/20/52	1,979,164	1,926,123
5.50% 5/20/53	1,570,479	1,561,986
5.50% 2/20/54	599,099	598,042
Total Agency Mortgage-Backed Securities (cost $112,722,423)		110,312,268

NQ- IV006 [1224] 0225 (4220469)    1

Consolidated schedule of investments
Macquarie Asset Strategy Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 0.16%
AIMCO CLO Series 2022-17A CR 144A 6.532% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	$ 650,033
Barings CLO Series 2018-2A CR 144A 7.336% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	603,209
OHA Credit Funding Series 2022-11A CR 144A 6.517% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	850,000	850,045
TCW CLO Series 2024-2A C 144A 7.015% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	650,000	653,353
Total Collateralized Debt Obligations (cost $2,750,000)		2,756,640

Convertible Bond — 0.26%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	2,252,490	4,551,098
Total Convertible Bond (cost $2,216,601)		4,551,098

Corporate Bonds — 15.48%
Banking — 1.82%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,532,644
Bank of America
5.518% 10/25/35 μ	1,068,000	1,044,794
5.819% 9/15/29 μ	495,000	507,355
5.872% 9/15/34 μ	255,000	262,008
6.204% 11/10/28 μ	470,000	486,667

Bank of Montreal 7.70% 5/26/84 μ	885,000	920,404
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	455,000	451,819
Citibank
5.438% 4/30/26	320,000	323,050
5.488% 12/4/26	1,385,000	1,406,056
5.57% 4/30/34	885,000	895,752
Citigroup
5.61% 9/29/26 μ	88,000	88,501
6.75% 2/15/30 μ, ψ	485,000	482,268
7.00% 8/15/34 μ, ψ	285,000	301,266
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
3.729% 1/14/32 μ	301,000	$ 262,898
6.72% 1/18/29 μ	939,000	975,253
6.819% 11/20/29 μ	815,000	853,124
7.146% 7/13/27 μ	355,000	365,937

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,136,588
Goldman Sachs Group
5.016% 10/23/35 μ	680,000	651,183
5.561% 11/19/45 μ	1,310,000	1,265,909
6.484% 10/24/29 μ	555,000	581,690

Huntington Bancshares 6.208% 8/21/29 μ	545,000	562,900
Huntington National Bank 4.552% 5/17/28 μ	985,000	977,400
JPMorgan Chase & Co.
1.764% 11/19/31 μ	705,000	586,067
4.946% 10/22/35 μ	260,000	250,612
5.012% 1/23/30 μ	920,000	919,331
5.571% 4/22/28 μ	465,000	472,965
6.254% 10/23/34 μ	246,000	260,110

KeyBank 5.85% 11/15/27	205,000	210,135
Lloyds Banking Group 5.721% 6/5/30 μ	295,000	300,058
Morgan Stanley
2.484% 9/16/36 μ	730,000	594,035
5.164% 4/20/29 μ	780,000	782,435
5.516% 11/19/55 μ	480,000	462,997
5.831% 4/19/35 μ	768,000	782,974
6.138% 10/16/26 μ	340,000	343,537
6.296% 10/18/28 μ	575,000	596,232
6.407% 11/1/29 μ	530,000	553,782
PNC Financial Services Group
5.676% 1/22/35 μ	340,000	344,079
6.875% 10/20/34 μ	615,000	671,574

Popular 7.25% 3/13/28	320,000	329,820
Regions Financial
5.502% 9/6/35 μ	435,000	425,058
5.722% 6/6/30 μ	1,340,000	1,359,817
State Street
4.993% 3/18/27	520,000	524,401
6.123% 11/21/34 μ	1,035,000	1,077,557

Truist Bank 4.632% 9/17/29 μ	1,280,000	1,248,994
UBS Group
144A 5.699% 2/8/35 #, μ	200,000	201,390
144A 6.85% 9/10/29 #, μ, ψ	920,000	912,250

2    NQ- IV006 [1224] 0225 (4220469)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
4.653% 2/1/29 μ	411,000	$ 406,930
5.384% 1/23/30 μ	155,000	156,326
5.678% 1/23/35 μ	345,000	348,056
5.727% 10/21/26 μ	120,000	120,847
6.787% 10/26/27 μ	220,000	227,485
		31,805,320
Basic Industry — 0.24%
Freeport-McMoRan 5.45% 3/15/43	1,870,000	1,748,736
LYB International Finance III
3.625% 4/1/51	395,000	265,542
5.50% 3/1/34	1,210,000	1,187,869

Sherwin-Williams 2.90% 3/15/52	1,650,000	1,004,761
		4,206,908
Brokerage — 0.15%
Blackstone Reg Finance 5.00% 12/6/34	640,000	619,012
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,853,000
5.875% 7/21/28	135,000	138,093
		2,610,105
Capital Goods — 0.29%
Amphenol
2.20% 9/15/31	995,000	834,301
5.05% 4/5/27	235,000	237,081
Boeing
2.196% 2/4/26	800,000	776,289
6.858% 5/1/54	1,275,000	1,356,420

Ingersoll Rand 5.70% 6/15/54	1,250,000	1,228,271
Northrop Grumman
4.75% 6/1/43	135,000	121,152
5.20% 6/1/54	530,000	493,571
		5,047,085
Communication Services — 2.22%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	3,145,000	2,989,116
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	7,190,288
Connect Finco 144A 9.00% 9/15/29 #	2,850,000	2,599,355
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	2,329,340
144A 6.50% 10/1/28 #	2,500,000	2,411,546

Directv Financing 144A 5.875% 8/15/27 #	1,725,000	1,682,503
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
Frontier Communications Holdings
5.875% 11/1/29	3,442,781	$ 3,426,664
144A 6.00% 1/15/30 #	461,000	460,457
Gray Television
144A 4.75% 10/15/30 #	4,830,000	2,638,653
144A 5.375% 11/15/31 #	4,780,000	2,554,568

Sable International Finance 144A 7.125% 10/15/32 #	3,500,000	3,435,180
Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	7,126,960
		38,844,630
Communications — 0.54%
AT&T
3.50% 9/15/53	3,130,000	2,109,555
6.30% 1/15/38	100,000	107,097

Charter Communications Operating 3.85% 4/1/61	1,790,000	1,079,950
Crown Castle 1.05% 7/15/26	560,000	529,457
IHS Holding 144A 8.25% 11/29/31 #	725,000	717,772
Meta Platforms
4.30% 8/15/29	285,000	281,481
4.55% 8/15/31	120,000	118,109
4.75% 8/15/34	255,000	248,355
5.40% 8/15/54	945,000	915,960

Rogers Communications 5.30% 2/15/34	640,000	624,053
T-Mobile USA
5.25% 6/15/55	620,000	563,607
5.75% 1/15/34	1,730,000	1,774,379

Verizon Communications 2.875% 11/20/50	495,000	304,313
		9,374,088
Consumer Cyclical — 0.52%
Aptiv Swiss Holdings 3.10% 12/1/51	1,435,000	839,590
Ford Motor Credit
6.125% 3/8/34	510,000	499,231
6.80% 5/12/28	1,060,000	1,095,775
General Motors Financial
5.60% 6/18/31	195,000	196,071
5.95% 4/4/34	1,380,000	1,387,904
Home Depot
4.85% 6/25/31	150,000	149,994
4.875% 6/25/27	175,000	176,698
4.95% 6/25/34	450,000	444,188

NQ- IV006 [1224] 0225 (4220469)    3

Consolidated schedule of investments
Macquarie Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital America
144A 5.275% 6/24/27 #	255,000	$ 257,121
144A 5.40% 6/24/31 #	275,000	275,124

Uber Technologies 5.35% 9/15/54	1,875,000	1,745,174
VICI Properties 4.95% 2/15/30	1,985,000	1,947,171
		9,014,041
Consumer Discretionary — 1.50%
Bath & Body Works 6.875% 11/1/35	7,245,000	7,423,263
Carnival 144A 7.625% 3/1/26 #	3,430,000	3,437,619
Clarios Global 144A 8.50% 5/15/27 #	2,700,000	2,709,169
Life Time 144A 6.00% 11/15/31 #	3,500,000	3,467,331
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,644,948
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,070,000	4,042,465
S&S Holdings 144A 8.375% 10/1/31 #	3,500,000	3,541,969
		26,266,764
Consumer Non-Cyclical — 0.40%
AbbVie 5.35% 3/15/44	660,000	643,819
Bunge Limited Finance 4.20% 9/17/29	935,000	907,680
Gilead Sciences 4.80% 4/1/44	360,000	322,561
HCA
5.45% 9/15/34	1,255,000	1,223,950
6.00% 4/1/54	360,000	343,232

JBS USA Holding Lux 3.625% 1/15/32	2,000,000	1,766,168
Royalty Pharma 3.35% 9/2/51	2,960,000	1,881,083
		7,088,493
Consumer Staples — 0.20%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	3,420,000	3,567,641
		3,567,641
Electric — 1.04%
AEP Texas 5.40% 6/1/33	185,000	183,418
Appalachian Power 4.50% 8/1/32	925,000	872,443
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,054,987
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	725,000	705,447
Constellation Energy Generation 5.75% 3/15/54	1,245,000	1,211,953
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Dominion Energy
6.625% 5/15/55 μ	355,000	$ 361,803
Series A 6.875% 2/1/55 μ	1,170,000	1,216,307

DTE Energy 5.10% 3/1/29	440,000	441,240
Duke Energy 6.45% 9/1/54 μ	160,000	162,344
Exelon 5.45% 3/15/34	245,000	244,626
NextEra Energy Capital Holdings
5.55% 3/15/54	915,000	877,568
5.749% 9/1/25	170,000	171,097

NRG Energy 144A 2.00% 12/2/25 #	3,470,000	3,371,093
Oglethorpe Power
4.50% 4/1/47	1,360,000	1,115,518
6.20% 12/1/53	110,000	113,676

Pacific Gas & Electric 4.95% 7/1/50	2,560,000	2,226,056
PacifiCorp
5.10% 2/15/29	110,000	110,831
5.45% 2/15/34	190,000	188,894
5.80% 1/15/55	175,000	170,251

Southern California Edison 5.20% 6/1/34	1,305,000	1,292,166
Vistra Operations
144A 6.00% 4/15/34 #	200,000	202,795
144A 6.95% 10/15/33 #	1,830,000	1,973,734
		18,268,247
Energy — 1.83%
BP Capital Markets America
2.721% 1/12/32	530,000	453,677
2.939% 6/4/51	1,255,000	777,767
5.227% 11/17/34	940,000	926,291
ConocoPhillips
5.00% 1/15/35	495,000	481,069
5.50% 1/15/55	465,000	442,654
Diamondback Energy
5.20% 4/18/27	225,000	227,195
5.40% 4/18/34	600,000	590,306
Enbridge
5.25% 4/5/27	445,000	450,384
5.75% 7/15/80 μ	995,000	962,905
Energy Transfer
5.75% 2/15/33	1,680,000	1,704,155
5.95% 5/15/54	730,000	706,182
Enterprise Products Operating
3.30% 2/15/53	1,425,000	937,744
4.95% 2/15/35	310,000	300,148
5.35% 1/31/33	105,000	105,879
5.55% 2/16/55	295,000	284,048

4    NQ- IV006 [1224] 0225 (4220469)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	832,362	$ 714,924
Genesis Energy 7.75% 2/1/28	3,420,000	3,427,353
Greensaif Pipelines Bidco 144A 5.853% 2/23/36 #	705,000	696,736
Hilcorp Energy I
144A 6.00% 2/1/31 #	3,725,000	3,458,839
144A 6.25% 4/15/32 #	3,487,000	3,224,559

Kinder Morgan 5.00% 2/1/29	165,000	164,509
Nabors Industries 144A 9.125% 1/31/30 #	3,340,000	3,399,728
Occidental Petroleum
5.375% 1/1/32	260,000	254,750
5.55% 10/1/34	545,000	530,464
6.05% 10/1/54	91,000	86,397
6.125% 1/1/31	1,478,000	1,513,317
6.60% 3/15/46	84,000	84,877

Targa Resources Partners 5.00% 1/15/28	1,935,000	1,915,237
Transocean 144A 8.00% 2/1/27 #	3,117,000	3,126,236
		31,948,330
Finance Companies — 0.53%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,810,000	1,756,718
5.10% 1/19/29	400,000	399,877
Air Lease
4.625% 10/1/28	769,000	756,598
5.10% 3/1/29	556,000	557,698
5.20% 7/15/31	80,000	79,090

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	1,265,000	1,299,722
Aviation Capital Group
144A 3.50% 11/1/27 #	1,605,000	1,535,388
144A 5.375% 7/15/29 #	445,000	445,540

Avolon Holdings Funding 144A 4.95% 1/15/28 #	215,000	213,132
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	725,000	716,238
144A 6.00% 11/22/34 #	540,000	527,273

Blue Owl Credit Income 144A 5.80% 3/15/30 #	1,020,000	1,005,006
		9,292,280
Financials — 0.44%
Azorra Finance 144A 7.75% 4/15/30 #	3,500,000	3,483,156
Jefferies Finance 144A 6.625% 10/15/31 #	3,500,000	3,498,042
KeyBank 5.00% 1/26/33	710,000	681,246
		7,662,444
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare — 0.18%
CHS 144A 5.25% 5/15/30 #	3,860,000	$ 3,173,954
		3,173,954
Industrials — 0.22%
Terex 144A 6.25% 10/15/32 #	3,500,000	3,434,990
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	4,873,000	365,475
		3,800,465
Information Technology — 0.21%
Cloud Software Group 144A 6.50% 3/31/29 #	3,550,000	3,488,897
Workday
3.50% 4/1/27	55,000	53,619
3.70% 4/1/29	110,000	104,649
3.80% 4/1/32	110,000	100,144
		3,747,309
Insurance — 0.96%
AIA Group 144A 3.20% 9/16/40 #	1,432,000	1,068,887
Aon 5.00% 9/12/32	1,605,000	1,579,979
Aon North America
5.30% 3/1/31	295,000	296,412
5.75% 3/1/54	115,000	112,252
Arthur J Gallagher & Co.
5.00% 2/15/32	435,000	429,579
5.55% 2/15/55	1,580,000	1,518,382
Athene Holding
3.45% 5/15/52	985,000	634,497
3.95% 5/25/51	440,000	316,726
6.625% 10/15/54 μ	890,000	887,246

Beacon Funding Trust 144A 6.266% 8/15/54 #	1,600,000	1,581,942
Elevance Health
5.15% 6/15/29	170,000	170,989
5.375% 6/15/34	1,180,000	1,170,218

Marsh & McLennan 5.35% 11/15/44	1,630,000	1,582,938
Met Tower Global Funding 144A 4.00% 10/1/27 #	1,820,000	1,789,705
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	721,120
Pine Street Trust III 144A 6.223% 5/15/54 #	1,565,000	1,581,251
UnitedHealth Group 4.90% 4/15/31	1,340,000	1,332,489
		16,774,612
Materials — 0.79%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	3,305,000	3,424,135

NQ- IV006 [1224] 0225 (4220469)    5

Consolidated schedule of investments
Macquarie Asset Strategy Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Materials (continued)
Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,500,000	$ 3,441,762
NOVA Chemicals 144A 8.50% 11/15/28 #	3,195,000	3,388,329
Olympus Water US Holding 144A 9.75% 11/15/28 #	3,280,000	3,484,234
		13,738,460
Natural Gas — 0.06%
Atmos Energy 2.85% 2/15/52	385,000	235,990
Sempra 6.40% 10/1/54 μ	905,000	899,593
		1,135,583
Real Estate Investment Trusts — 0.11%
American Homes 4 Rent 5.25% 3/15/35	1,285,000	1,251,163
Extra Space Storage 5.40% 2/1/34	725,000	718,445
		1,969,608
Retail — 0.21%
Victra Holdings 144A 8.75% 9/15/29 #	3,500,000	3,676,362
		3,676,362
Technology — 0.67%
Accenture Capital
4.05% 10/4/29	950,000	922,290
4.25% 10/4/31	650,000	624,785
4.50% 10/4/34	665,000	632,207
Broadcom
144A 3.187% 11/15/36 #	2,120,000	1,708,641
5.05% 7/12/29	415,000	416,712
5.15% 11/15/31	260,000	261,757

CDW 3.276% 12/1/28	1,035,000	964,755
Entegris 144A 4.75% 4/15/29 #	385,000	368,975
KLA 4.95% 7/15/52	1,515,000	1,377,994
Oracle
3.60% 4/1/50	665,000	466,288
4.20% 9/27/29	290,000	280,202
4.65% 5/6/30	810,000	798,517
5.375% 9/27/54	290,000	267,542

Tencent Holdings 144A 3.24% 6/3/50 #	3,910,000	2,598,074
		11,688,739
Utilities — 0.35%
Venture Global LNG 144A 8.375% 6/1/31 #	3,265,000	3,408,534
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	$ 2,662,239
		6,070,773
Total Corporate Bonds (cost $277,747,161)		270,772,241

Government Agency Obligations — 0.17%
Freeport Indonesia 144A 5.315% 4/14/32 #	725,000	706,459
Petroleos Mexicanos 6.70% 2/16/32	2,595,000	2,259,503
Total Government Agency Obligations (cost $3,320,515)		2,965,962

Non-Agency Asset-Backed Securities — 0.05%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	800,000	809,348
Total Non-Agency Asset-Backed Securities (cost $799,994)		809,348

Non-Agency Collateralized Mortgage Obligations — 0.57%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,283,227
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.069% (SOFR + 1.50%) 10/25/43 #, •	1,062,691	1,067,779
CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,343,265
Fannie Mae Connecticut Avenue Securities Series 2023-R06 1M2 144A 7.269% (SOFR + 2.70%) 7/25/43 #, •	2,700,000	2,804,997
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 6.419% (SOFR + 1.85%) 11/25/43 #, •	469,683	474,871
Total Non-Agency Collateralized Mortgage Obligations (cost $11,484,507)		9,974,139

Non-Agency Commercial Mortgage-Backed Securities — 1.51%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,911,762

6    NQ- IV006 [1224] 0225 (4220469)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN26 A4 2.403% 3/15/63	1,000,000	$ 871,472

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,071,955
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	3,000,000	2,876,799
Series 2020-B18 A5 1.925% 7/15/53	1,415,000	1,183,950
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,648,050
Series 2020-B21 A5 1.978% 12/17/53	2,000,000	1,665,874
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,901,221
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,379,827
Series 2022-B35 A5 4.444% 5/15/55 •	2,000,000	1,863,626

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,727,031
FREMF Mortgage Trust Series 2020-K737 B 144A 3.326% 1/25/53 #, •	2,000,000	1,931,579
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,866,524
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,437,838
Total Non-Agency Commercial Mortgage-Backed Securities (cost $26,868,322)		26,337,508

Loan Agreements — 1.67%
Consumer Discretionary — 0.62%
PetSmart 8.21% (SOFR01M + 3.85%) 2/11/28 •	4,189,301	4,179,699
Staples 10.177% (SOFR02M + 5.75%) 9/4/29 •	6,982,500	6,689,486
		10,869,185
Financials — 0.32%
Ardonagh Group Finco Pty Tranche B 8.53% (SOFR06M + 3.75%) 2/17/31 •	5,500,000	5,534,375
		5,534,375
	Principalamount°	Value (US $)

Loan Agreements (continued)
Healthcare — 0.47%
Heartland Dental 8.86% (SOFR01M + 4.50%) 4/28/28 •	8,297,300	$ 8,323,229
		8,323,229
Industrials — 0.23%
White Cap Buyer Tranche C 7.61% (SOFR01M + 3.25%) 10/19/29 •	3,987,031	3,999,283
		3,999,283
Information Technology — 0.03%
MLN US HoldCo 1st Lien 11.385% (SOFR03M + 6.80%) 10/18/27 •	7,567,274	463,496
		463,496
Total Loan Agreements (cost $35,770,725)		29,189,568

US Treasury Obligations — 2.65%
US Treasury Bonds
4.125% 8/15/44	255,000	230,847
4.25% 8/15/54	1,725,000	1,575,676
4.50% 11/15/54	3,030,000	2,889,360
US Treasury Notes
3.625% 9/30/31	10,775,000	10,241,583
3.75% 8/31/26	550,000	545,733
3.875% 8/15/34	245,000	231,733
4.125% 1/31/25	21,085,000	21,080,460
4.125% 10/31/29	30,000	29,662
4.25% 11/15/34	8,325,000	8,108,672
4.375% 7/15/27	1,175,000	1,178,199
4.625% 5/31/31	325,000	327,745
Total US Treasury Obligations (cost $47,112,617)		46,439,670
	Number of shares
Common Stocks — 59.56%
Communication Services — 5.56%
Alphabet Class A	150,278	28,447,625
Deutsche Telekom	512,460	15,354,890
Meta Platforms Class A	31,852	18,649,665
Netflix †	19,400	17,291,608
New Cotai =, †, π	1,819,823	1,470,762
Sea ADR †	150,902	16,010,702
		97,225,252
Consumer Discretionary — 7.24%
Amazon.com †	184,478	40,472,628
DraftKings Class A †	297,991	11,085,265

NQ- IV006 [1224] 0225 (4220469)    7

Consolidated schedule of investments
Macquarie Asset Strategy Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Ferrari	37,526	$ 16,012,307
Home Depot	57,102	22,212,107
LVMH Moet Hennessy Louis Vuitton	28,665	18,869,673
Media Group Holdings Series H <<, =, †	640,301	1,336,628
Media Group Holdings Series T <<, =, †	80,253	0
Midea Group Class A	1,427,163	14,707,155
Studio City International Holdings †, π	184,458	1,042,188
Studio City International Holdings ADR †	161,130	910,385
		126,648,336
Consumer Staples — 4.67%
BJ's Wholesale Club Holdings †	170,974	15,276,527
Casey's General Stores	46,445	18,402,902
Coca-Cola	240,691	14,985,422
Diageo	543,034	17,250,541
Procter & Gamble	93,448	15,666,557
		81,581,949
Energy — 1.03%
Canadian Natural Resources	288,393	8,902,692
ConocoPhillips	91,953	9,118,979
		18,021,671
Financials — 9.82%
Adyen 144A #, †	8,016	11,931,948
Aon Class A	37,258	13,381,583
Banco Bilbao Vizcaya Argentaria	1,428,861	13,989,770
Blue Owl Capital	685,962	15,955,476
China Merchants Bank Class H	2,555,500	13,161,402
Discover Financial Services	68,817	11,921,169
HDFC Bank	976,574	20,222,443
Intercontinental Exchange	119,493	17,805,652
KB Financial Group	211,303	11,898,674
Mastercard Class A	50,234	26,451,717
MNSN Holdings =, †	345	1,725
Morgan Stanley	119,744	15,054,216
		171,775,775
Healthcare — 6.01%
AstraZeneca	88,330	11,575,549
Danaher	40,233	9,235,485
Eli Lilly & Co.	26,804	20,692,688
Fresenius & Co. †	399,699	13,873,941
Genmab †	47,909	10,005,444
Hoya	159,000	19,732,902
Thermo Fisher Scientific	17,825	9,273,100
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
UnitedHealth Group	21,233	$ 10,740,925
		105,130,034
Industrials — 7.13%
Airbus	118,136	18,940,610
BAE Systems	951,275	13,677,500
Carrier Global	209,719	14,315,419
CSX	463,578	14,959,662
Epiroc Class A	645,810	11,254,929
Howmet Aerospace	193,581	21,171,954
Ingersoll Rand	171,846	15,545,189
Siemens	75,993	14,818,236
		124,683,499
Information Technology — 15.88%
Apple	146,185	36,607,648
CDW	55,561	9,669,836
KLA	28,887	18,202,276
Lam Research	161,637	11,675,041
Microsoft	137,893	58,121,899
NVIDIA	349,834	46,979,208
Renesas Electronics †	965,400	12,217,163
Salesforce	83,954	28,068,341
SAP	90,767	22,326,348
Taiwan Semiconductor Manufacturing	1,029,550	33,758,827
		277,626,587
Materials — 1.48%
Mondi	570,545	8,514,042
Sherwin-Williams	51,302	17,439,089
		25,953,131
Utilities — 0.74%
NTPC	3,319,224	12,923,897
		12,923,897
Total Common Stocks (cost $1,320,847,047)		1,041,570,131

Preferred Stock — 0.01%
Financials — 0.01%
SVB Financial Trust =, †, ω	393	196,500
Total Preferred Stock (cost $199,150)		196,500

Exchange-Traded Funds — 4.59%
iShares Core US Aggregate Bond ETF	320,318	31,038,814
Vanguard S&P 500 ETF	91,386	49,239,691
Total Exchange-Traded Funds (cost $80,017,994)		80,278,505

8    NQ- IV006 [1224] 0225 (4220469)

(Unaudited)
	Troy Ounces	Value (US $)
Bullion — 4.93%
Gold	32,846	$ 86,163,572
Total Bullion (cost $38,406,159)		86,163,572
	Number of shares
Short-Term Investments — 3.17%
Money Market Mutual Funds — 3.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	13,850,190	13,850,190
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	13,850,190	13,850,190
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	13,850,190	13,850,190
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	13,850,190	13,850,190
Total Short-Term Investments (cost $55,400,760)		55,400,760

Total Value of Securities—101.34% (cost $2,022,164,431)		1,772,082,643
Liabilities Net of Receivables and Other Assets—(1.34%)★		(23,435,689)
Net Assets Applicable to 81,905,476 Shares Outstanding—100.00%		$1,748,646,954
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $171,584,823, which represents 9.81% of the Fund’s net assets.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2024, the aggregate value of restricted securities was $7,064,048, which represented 0.40% of the Fund’s net assets. See table on the next column for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.
★	Includes $385,963 cash collateral held at broker for futures contracts as of December 31, 2024.
<<	Affiliated company.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$12,323,960	$1,470,762
New Cotai PIK	2/7/22	2,216,601	4,551,098
Studio City International Holdings	2/7/22	554,462	1,042,188
Total		$15,095,023	$7,064,048
 The following futures contracts and swap contracts were outstanding at December 31, 2024:
NQ- IV006 [1224] 0225 (4220469)    9

Consolidated schedule of investments
Macquarie Asset Strategy Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
104	US Treasury 10 yr Ultra Notes	$11,576,500	$11,634,646	3/20/25	$—	$(58,146)	$—
77	US Treasury Long Bonds	8,765,969	8,968,895	3/20/25	—	(202,926)	(19,250)
(63)	US Treasury Ultra Bonds	(7,491,094)	(7,733,574)	3/20/25	242,480	—	27,563
Total Futures Contracts			$12,869,967		$242,480	$(261,072)	$8,313
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42.V1[3] 6/20/29-Quarterly	1,620,000	5.000%	$(126,467)	$(111,739)	$(14,728)	$(852)
			$(126,467)	$(111,739)	$(14,728)	$(852)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit's North American High Yield CDX Index, or the CDX.NA.HY
Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind

10    NQ- IV006 [1224] 0225 (4220469)

(Unaudited)
Summary of abbreviations: (continued)
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ- IV006 [1224] 0225 (4220469)    11